Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 19, 2023
Fair Value Measurements
Share price	$ 12.50
Restricted Stock Units
Fair Value Measurements
Share price		$ 6.82
Level 3 | Financing Note
Fair Value Measurements
Fair value	$ 5,695